Other assets (Tables)	12 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
Other assets are as follows:

	March 31, 2013	March 31, 2012
Prepaid lease payments (note 8)	$764	$895
Intangible assets (note 13(b))	8,625	12,866
Deferred financing costs (note 13(c))	4,973	6,141
	$14,362	$19,902

Schedule of intangible assets
Intangible assets

March 31, 2013	Cost	Accumulated Amortization	Net Book Value
Other intangible assets	$350	$328	$22
Internal-use software	21,914	13,311	8,603
	$22,264	$13,639	$8,625

March 31, 2012	Cost	Accumulated Amortization	Net Book Value
Customer relationships and backlog	$4,442	$1,445	$2,997
Other intangible assets	2,364	1,204	1,160
Internal-use software	16,825	9,644	7,181
Patents	2,017	489	1,528
	$25,648	$12,782	$12,866

Schedule of estimated amortization expense for future years	The estimated amortization expense for future years is as follows:

For the year ending March 31,
2014	$3,430
2015	2,612
2016	1,801
2017	782
2018 and thereafter	—
$8,625

Schedule of deferred finance costs
Deferred financing costs

March 31, 2013	Cost	Accumulated Amortization	Net Book Value
Term and Revolving Facilities	$5,861	$5,384	$477
Series 1 Debentures	6,886	2,390	4,496
	$12,747	$7,774	$4,973

March 31, 2012	Cost	Accumulated Amortization	Net Book Value
Term and Revolving Facilities	$5,422	$4,652	$770
Series 1 Debentures	6,886	1,515	5,371
	$12,308	$6,167	$6,141